Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Gaia. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for First Principal Executive Officer (“PEO”)(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(3)	Compensation Actually Paid to Second PEO(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(7)	Net Income (Loss) (thousands)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$—	$513,728	$—	$803,709	$511,533	$867,142	$118.12	$(5,398)
2023	$1,154,892	$677,819	$1,120,309	$715,222	$669,800	$695,628	$103.24	$(5,595)
2022	$878,414	$—	$(279,744)	$—	$557,083	$(93,532)	$37.35	$(3,595)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rysavy (our Chairman and former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) are the amounts of total compensation reported for Mr. Colquhoun (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the amount of “compensation actually paid” to Mr. Rysavy, as computed in accordance with Item 402(v) of Regulation S-K, for 2023 and 2022, the years in which Mr. Rysavy served as our Chief Executive Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rysavy during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rysavy’s total compensation for each year to determine the compensation actually paid.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid to PEO
2023	$1,154,892	$524,064	$489,481	$1,120,309
2022	$878,414	$—	$(1,158,158)	$(279,744)

(A)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$447,776	$41,705	$—	$—	$—	$—	$489,481
2022	$—	$(806,725)	$—	$(351,433)	$—	$—	$(1,158,158)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Colquhoun, as computed in accordance with Item 402(v) of Regulation S-K for 2024 and 2023, the years in which Mr. Colquhoun served as our Chief Executive Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Colquhoun during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Colquhoun’s total compensation for each year to determine the compensation actually paid.—

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid to Second PEO
2024	$513,728	$—	$289,981	$803,709
2023	$677,819	$400,000	$437,403	$715,222

(A)
The reported fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$289,981	$—	$—	$—	$—	$289,981
2023	$437,403	$—	$—	$—	$—	$—	$437,403

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our non-PEO NEOs as a group (excluding Mr. Rysavy for 2023 and 2022, when he served as our PEO, and Mr. Colquhoun for 2024 and 2023 , when he served as our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year were Mr. Rysavy, Mr. Preston and Ms. Medvedich for 2024, Mr. Preston, Mr. Tarell and Ms. Medvedich for 2023 and Mr. Tarell and Ms. Medvedich for 2022.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Notes 3 and 4:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(A)	Average Equity Award Adjustments(B)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$511,533	$—	$355,609	$867,142
2023	$669,800	$205,793	$231,620	$695,628
2022	$557,083	$—	$(650,615)	$(93,532)

(A)
The average reported value of equity awards represents the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The average equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the average fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$—	$308,367	$—	$47,242	$—	$—	$355,609
2023	$205,793	$25,828	$—	$—	$—	$—	$231,620
2022	$—	$(522,865)	$—	$(127,750)	$—	$—	$(650,615)

(7)
Cumulative TSR is calculated assuming an initial investment of $100 in our Class A common stock as of December 31, 2021 and calculating the value of such investment at the end of each year shown in the table, assuming the reinvestment of any dividends.

(8)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rysavy (our Chairman and former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) are the amounts of total compensation reported for Mr. Colquhoun (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our non-PEO NEOs as a group (excluding Mr. Rysavy for 2023 and 2022, when he served as our PEO, and Mr. Colquhoun for 2024 and 2023 , when he served as our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year were Mr. Rysavy, Mr. Preston and Ms. Medvedich for 2024, Mr. Preston, Mr. Tarell and Ms. Medvedich for 2023 and Mr. Tarell and Ms. Medvedich for 2022.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (d) represent the amount of “compensation actually paid” to Mr. Rysavy, as computed in accordance with Item 402(v) of Regulation S-K, for 2023 and 2022, the years in which Mr. Rysavy served as our Chief Executive Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rysavy during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rysavy’s total compensation for each year to determine the compensation actually paid.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid to PEO
2023	$1,154,892	$524,064	$489,481	$1,120,309
2022	$878,414	$—	$(1,158,158)	$(279,744)

(A)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$447,776	$41,705	$—	$—	$—	$—	$489,481
2022	$—	$(806,725)	$—	$(351,433)	$—	$—	$(1,158,158)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Colquhoun, as computed in accordance with Item 402(v) of Regulation S-K for 2024 and 2023, the years in which Mr. Colquhoun served as our Chief Executive Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Colquhoun during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Colquhoun’s total compensation for each year to determine the compensation actually paid.—

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid to Second PEO
2024	$513,728	$—	$289,981	$803,709
2023	$677,819	$400,000	$437,403	$715,222

(A)
The reported fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$289,981	$—	$—	$—	$—	$289,981
2023	$437,403	$—	$—	$—	$—	$—	$437,403

Non-PEO NEO Average Total Compensation Amount			$ 511,533	$ 669,800	$ 557,083
Non-PEO NEO Average Compensation Actually Paid Amount			$ 867,142	695,628	(93,532)
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Notes 3 and 4:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(A)	Average Equity Award Adjustments(B)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$511,533	$—	$355,609	$867,142
2023	$669,800	$205,793	$231,620	$695,628
2022	$557,083	$—	$(650,615)	$(93,532)

(A)
The average reported value of equity awards represents the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The amounts shown for 2023 have been corrected to include the grant date fair value of equity awards made during 2023 that were inadvertently omitted from the Summary Compensation Table and this disclosure in the Definitive Proxy Statement on Schedule 14A filed in 2024.

(B)
The average equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the average fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$—	$308,367	$—	$47,242	$—	$—	$355,609
2023	$205,793	$25,828	$—	$—	$—	$—	$231,620
2022	$—	$(522,865)	$—	$(127,750)	$—	$—	$(650,615)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Rysavy and Mr. Colquhoun during the years in which they served as PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group is aligned with our cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
As demonstrated by the following table, the amount of compensation actually paid to Mr. Rysavy and Mr. Colquhoun during the years in which they served as PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group is not aligned with the company’s net income (loss) over the three years presented in the table. The Company does not solely use net income (loss) as a performance measure in setting compensation levels.

Total Shareholder Return Amount			$ 118.12	103.24	37.35
Net Income (Loss)			$ (5,398,000)	(5,595,000)	$ (3,595,000)
PEO Name	Mr. Colquhoun	Mr. Rysavy	Mr. Colquhoun		Mr. Rysavy
Equity Awards Adjustments, Footnote
(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$447,776	$41,705	$—	$—	$—	$—	$489,481
2022	$—	$(806,725)	$—	$(351,433)	$—	$—	$(1,158,158)

(B)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$289,981	$—	$—	$—	$—	$289,981
2023	$437,403	$—	$—	$—	$—	$—	$437,403

(B)
The average equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the average fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments to (A) above as well as in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$—	$308,367	$—	$47,242	$—	$—	$355,609
2023	$205,793	$25,828	$—	$—	$—	$—	$231,620
2022	$—	$(522,865)	$—	$(127,750)	$—	$—	$(650,615)

Jirka Rysavy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	1,154,892	$ 878,414
PEO Actually Paid Compensation Amount			0	1,120,309	(279,744)
James Colquhoun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			513,728	677,819	0
PEO Actually Paid Compensation Amount			803,709	715,222	0
PEO | Jirka Rysavy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(524,064)	0
PEO | Jirka Rysavy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				489,481	(1,158,158)
PEO | Jirka Rysavy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				447,776	0
PEO | Jirka Rysavy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				41,705	(806,725)
PEO | Jirka Rysavy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Jirka Rysavy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(351,433)
PEO | Jirka Rysavy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Jirka Rysavy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | James Colquhoun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(400,000)
PEO | James Colquhoun [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			289,981	437,403
PEO | James Colquhoun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	437,403
PEO | James Colquhoun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			289,981	0
PEO | James Colquhoun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | James Colquhoun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | James Colquhoun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | James Colquhoun [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(205,793)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			355,609	231,620	(650,615)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	205,793	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			308,367	25,828	(522,865)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,242	0	(127,750)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0